Average Annual Total Returns	12 Months Ended
Sep. 30, 2013
Vanguard PRIMECAP Fund | Vanguard PRIMECAP Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	39.73%
Five Years	19.13%
Ten Years	10.06%
Inception Date	Nov. 01, 1984
Vanguard PRIMECAP Fund | Vanguard PRIMECAP Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	39.86%
Five Years	19.24%
Ten Years	10.18%
Inception Date	Nov. 12, 2001
Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	9.10%
Five Years	10.55%
Since Inception	5.99%
Inception Date	Jun. 07, 2006
Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	13.00%
Five Years	11.79%
Ten Years	6.16%
Inception Date	Oct. 27, 2003
Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.85%
Five Years	12.77%
Since Inception	6.43%
Inception Date	Jun. 07, 2006
Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.14%
Five Years	13.63%
Ten Years	6.49%
Inception Date	Oct. 27, 2003
Vanguard Target Retirement 2030 Fund | Vanguard Target Retirement 2030 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	20.49%
Five Years	14.53%
Since Inception	6.54%
Inception Date	Jun. 07, 2006
Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.82%
Five Years	15.33%
Ten Years	6.99%
Inception Date	Oct. 27, 2003
Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.37%
Five Years	15.66%
Since Inception	6.83%
Inception Date	Jun. 07, 2006
Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.37%
Five Years	15.65%
Ten Years	7.37%
Inception Date	Oct. 27, 2003
Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.34%
Five Years	15.67%
Since Inception	6.89%
Inception Date	Jun. 07, 2006
Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.33%
Since Inception	15.29%
Inception Date	Aug. 18, 2010
Vanguard Target Retirement 2060 Fund | Vanguard Target Retirement 2060 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.35%
Since Inception	17.81%
Inception Date	Jan. 19, 2012
Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	5.87%
Five Years	8.56%
Ten Years	5.48%
Inception Date	Oct. 27, 2003
Return After Taxes on Distributions | Vanguard PRIMECAP Fund | Vanguard PRIMECAP Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.10%
Five Years	18.51%
Ten Years	9.36%
Return After Taxes on Distributions | Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	8.19%
Five Years	9.76%
Since Inception	5.24%
Return After Taxes on Distributions | Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	12.19%
Five Years	11.07%
Ten Years	5.45%
Return After Taxes on Distributions | Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.19%
Five Years	12.15%
Since Inception	5.84%
Return After Taxes on Distributions | Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	17.44%
Five Years	13.04%
Ten Years	5.91%
Return After Taxes on Distributions | Vanguard Target Retirement 2030 Fund | Vanguard Target Retirement 2030 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	19.80%
Five Years	14.00%
Since Inception	6.06%
Return After Taxes on Distributions | Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	22.17%
Five Years	14.83%
Ten Years	6.53%
Return After Taxes on Distributions | Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	23.77%
Five Years	15.18%
Since Inception	6.39%
Return After Taxes on Distributions | Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	23.74%
Five Years	15.13%
Ten Years	6.92%
Return After Taxes on Distributions | Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	23.71%
Five Years	15.14%
Since Inception	6.42%
Return After Taxes on Distributions | Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	23.80%
Since Inception	14.83%
Return After Taxes on Distributions | Vanguard Target Retirement 2060 Fund | Vanguard Target Retirement 2060 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	23.88%
Since Inception	17.43%
Return After Taxes on Distributions | Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	4.85%
Five Years	7.65%
Ten Years	4.40%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard PRIMECAP Fund | Vanguard PRIMECAP Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	23.76%
Five Years	15.65%
Ten Years	8.30%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	5.54%
Five Years	8.18%
Since Inception	4.53%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	7.68%
Five Years	9.24%
Ten Years	4.73%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	9.21%
Five Years	10.09%
Since Inception	4.97%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	10.54%
Five Years	10.84%
Ten Years	5.08%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2030 Fund | Vanguard Target Retirement 2030 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	11.89%
Five Years	11.63%
Since Inception	5.13%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	13.27%
Five Years	12.34%
Ten Years	5.59%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	14.15%
Five Years	12.62%
Since Inception	5.39%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	14.16%
Five Years	12.60%
Ten Years	5.93%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	14.12%
Five Years	12.61%
Since Inception	5.44%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	14.08%
Since Inception	12.05%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement 2060 Fund | Vanguard Target Retirement 2060 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	14.05%
Since Inception	13.80%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	3.74%
Five Years	6.48%
Ten Years	3.96%
Standard & Poor's 500 Index | Vanguard PRIMECAP Fund | Vanguard PRIMECAP Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.39%
Five Years	17.94%
Ten Years	7.41%
Standard & Poor's 500 Index | Vanguard PRIMECAP Fund | Vanguard PRIMECAP Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.39%
Five Years	17.94%
Ten Years	7.41%
Barclays U.S. Aggregate Bond Index | Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.02%)
Five Years	4.44%
Since Inception	5.18%
Barclays U.S. Aggregate Bond Index | Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.02%)
Five Years	4.44%
Ten Years	4.55%
Barclays U.S. Aggregate Bond Index | Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.02%)
Five Years	4.44%
Since Inception	5.18%
Barclays U.S. Aggregate Bond Index | Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.02%)
Five Years	4.44%
Ten Years	4.55%
Barclays U.S. Aggregate Bond Index | Vanguard Target Retirement 2030 Fund | Vanguard Target Retirement 2030 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.02%)
Five Years	4.44%
Since Inception	5.18%
Barclays U.S. Aggregate Bond Index | Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.02%)
Five Years	4.44%
Ten Years	4.55%
Barclays U.S. Aggregate Bond Index | Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.02%)
Five Years	4.44%
Since Inception	5.18%
Barclays U.S. Aggregate Bond Index | Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.02%)
Five Years	4.44%
Ten Years	4.55%
Barclays U.S. Aggregate Bond Index | Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.02%)
Five Years	4.44%
Since Inception	5.18%
Barclays U.S. Aggregate Bond Index | Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.02%)
Since Inception	2.70%
Barclays U.S. Aggregate Bond Index | Vanguard Target Retirement 2060 Fund | Vanguard Target Retirement 2060 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.02%)
Since Inception	1.04%
Barclays U.S. Aggregate Bond Index | Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.02%)
Five Years	4.44%
Ten Years	4.55%
Target Income Composite Index | Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	6.03%
Five Years	8.65%
Ten Years	5.49%
Target 2015 Composite Index | Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	13.45%
Five Years	11.90%
Ten Years	6.17%
Target 2025 Composite Index | Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.64%
Five Years	13.95%
Ten Years	6.59%
Target 2035 Composite Index | Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	23.39%
Five Years	15.65%
Ten Years	7.10%
Target 2045 Composite Index | Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.79%
Five Years	15.93%
Ten Years	7.46%
MSCI US Broad Market Index | Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.62%
Five Years	18.89%
Since Inception	8.02%
MSCI US Broad Market Index | Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.62%
Five Years	18.89%
Ten Years	8.12%
MSCI US Broad Market Index | Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.62%
Five Years	18.89%
Since Inception	8.02%
MSCI US Broad Market Index | Vanguard Target Retirement 2025 Fund | Vanguard Target Retirement 2025 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.62%
Five Years	18.89%
Ten Years	8.12%
MSCI US Broad Market Index | Vanguard Target Retirement 2030 Fund | Vanguard Target Retirement 2030 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.62%
Five Years	18.89%
Since Inception	8.02%
MSCI US Broad Market Index | Vanguard Target Retirement 2035 Fund | Vanguard Target Retirement 2035 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.62%
Five Years	18.89%
Ten Years	8.12%
MSCI US Broad Market Index | Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.62%
Five Years	18.89%
Since Inception	8.02%
MSCI US Broad Market Index | Vanguard Target Retirement 2045 Fund | Vanguard Target Retirement 2045 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.62%
Five Years	18.89%
Ten Years	8.12%
MSCI US Broad Market Index | Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.62%
Five Years	18.89%
Since Inception	8.02%
MSCI US Broad Market Index | Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.62%
Since Inception	19.95%
MSCI US Broad Market Index | Vanguard Target Retirement 2060 Fund | Vanguard Target Retirement 2060 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.62%
Since Inception	22.39%
MSCI US Broad Market Index | Vanguard Target Retirement Income Fund | Vanguard Target Retirement Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.62%
Five Years	18.89%
Ten Years	8.12%
Target 2050 Composite Index | Vanguard Target Retirement 2050 Fund | Vanguard Target Retirement 2050 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.79%
Five Years	15.93%
Since Inception	6.96%
Target 2040 Composite Index | Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.79%
Five Years	15.93%
Since Inception	6.90%
Target 2030 Composite Index | Vanguard Target Retirement 2030 Fund | Vanguard Target Retirement 2030 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	21.00%
Five Years	14.84%
Since Inception	6.66%
Target 2020 Composite Index | Vanguard Target Retirement 2020 Fund | Vanguard Target Retirement 2020 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	16.33%
Five Years	13.06%
Since Inception	6.53%
Target 2010 Composite Index | Vanguard Target Retirement 2010 Fund | Vanguard Target Retirement 2010 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	9.55%
Five Years	10.70%
Since Inception	6.02%
Target 2055 Composite Index | Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.79%
Since Inception	15.47%
Target 2060 Composite Index | Vanguard Target Retirement 2060 Fund | Vanguard Target Retirement 2060 Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	24.79%
Since Inception	18.00%